EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of earnings per share

	Three Months ended September 30,
	2021	2020
Net loss attributable to common stockholders (basic)	$(331,433)	$(329,866)

Shares used to compute net loss per common share, basic and diluted	209,650,048	98,736,959

Net loss per share attributable to common stockholders, basic and diluted	$(0.00)	$(0.00)

	Nine Months ended September 30,
	2021	2020
Net loss attributable to common stockholders (basic)	$(818,211)	$(1,504,004)

Shares used to compute net loss per common share, basic and diluted	188,036,903	99,156,375

Net loss per share attributable to common stockholders, basic and diluted	$(0.00)	$(0.02)

Schedule of anti-dilutive shares

	As of September 30,
	2021	2020
Warrants to purchase common stock	2,868,397	2,868,397
Potentially issuable shares related to convertible notes payable	322,132,917	276,882,256
Potentially issuable vested shares to directors and officers	–	2,869,000
Potentially issuable unvested shares to officers	1,200,000	4,400,000
Potentially issuable vested shares to a consultant	150,000	–
Total anti-dilutive common stock equivalents	326,351,314	287,019,653